Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Annual Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2020 and June 30, 2021, is presented in the following table:

	December 31, 2020	June 30, 2021

	(in thousands)
One year	$1,572	$1,044
Two years	1,300	—
Three years	1,144	—
Four years	1,144	—
Five years	1,144	—
Six years and thereafter	1,222	—

Total undiscounted operating lease commitments	$7,526	$1,044
Less: Discount adjustment	(1,018)	(36)

Total operating lease liabilities	6,508	1,008
Less: current portion	(1,276)	(1,008)

Operating lease liabilities, non-current portion	$5,232	$—